Account receivables	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Account receivables

3 Account receivables

	As of December 31, 2023	As of June 30, 2024	As of June 30, 2024
	S$	S$	US$

Account receivables	4,757,754	1,204,803	889,023
Less: allowance for doubtful accounts	(546,892)	(546,892)	(403,551)
	4,210,862	657,911	485,472

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS